Cover	May 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2022
Entity File Number	001-38399
Entity Registrant Name	AdaptHealth Corp.
Entity Central Index Key	0001725255
Entity Tax Identification Number	82-3677704
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	220 West Germantown Pike
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Plymouth Meeting
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19462
City Area Code	610
Local Phone Number	630-6357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AHCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false